                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811 02995
                                    ---------

Exact name of registrant as specified in charter: NRM Investment Company
                                                  ----------------------

Address of principal executive offices: NRM Investment Company, Rosemont
                                        --------------------------------
Business Campus, Suite 112, Building 1 - 919 Conestoga Road, Rosemont,
----------------------------------------------------------------------
Pennsylvania 19010
------------------

Name and address of agent for service: John H. McCoy, President, NRM Investment
                                       ----------------------------------------
Company, Rosemont Business Campus, Suite 112, Building 1 - 919 Conestoga Road,
------------------------------------------------------------------------------
Rosemont, Pennsylvania 19010
----------------------------

Registrant's Telephone Number: (610) 527-7009
                               --------------

Date of fiscal year end: August 31, 2004
                         ---------------
ITEM 1 - REPORTS TO STOCKHOLDERS
--------------------------------

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act is attached hereto.

ITEMS 2 - 5
-----------

The within N-CSR is a semi-annual report and accordingly the information required by these items are not required at this time.

ITEM 6 - SCHEDULE OF INVESTMENTS
--------------------------------

The information is included as part of the report to shareholders filed under
Item 1 of this report and attached hereto.

ITEM 9 - SUBMISSION OF MATTER TO A VOTE OF SECURITY HOLDERS
-----------------------------------------------------------

None.

ITEM - 10 CONTROLS AND PROCEDURES
---------------------------------

The Fund operates through its five-member board of directors sitting as an executive committee of the whole. It has no employees other than its officers none of whom receives compensation other than nominal director's fees. It engages independent contractors to provide investment, financial and custodial services.

PORTFOLIO PROCEDURES

1. The Investment Advisor and those authorized to execute investment transactions do not have discretion to change the Fund's portfolio outside of the guidelines established by the Board of Directors.

2. Any significant inflows or outflows of cash will be brought to the President's attention to confirm that a related purchase or sale of securities or other disbursement was authorized by him.

INVESTMENT CUSTODY AND SHAREHOLDER SERVICES

1. All transactions with shareholders and the custody of the Fund's Securities is performed by an independent corporate custodian. Any changes to these functions must be authorized by the Board of Directors.

ACCOUNTING AND REPORTING

1. The recording, summarizing and reporting of all financial data will be performed by a CPA who is independent of the buying and selling of securities as well as the disbursement of the Fund's cash and transfer of the Fund's assets.

2. Upon discovery, the CPA will bring any unusual transaction directly to the President and/or Board's attention.

3. The CPA will provide directly to the Board of Directors a Statement of Net Assets and a Statement of Operations in accordance with generally accepted accounting principles within ten business days of each month end.

                                 CERTIFICATIONS

I, John H. McCoy, President and Treasurer of the Fund certify that:

1. I have reviewed this report on Form N-CSR of NRM Investment Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:             5/6/05
     -------------------------------

      /s/ John H. McCoy
----------------------------------------
John H. McCoy, President and Treasurer

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NRM Investment Company

By:            /s/ John H. McCoy
   --------------------------------------------
   John H. McCoy, President and Treasurer

Date:             5/6/05
     -------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ John H. McCoy
   --------------------------------------------
         John H. McCoy, President and Treasurer

Date:             5/6/05
     -------------------------------


By:               /s/ Edward Fackenthal
   --------------------------------------------
   Edward Fackenthal, Counsel and Assistant Secretary

Date:             5/6/05
     -------------------------------

                             NRM INVESTMENT COMPANY

                        SEMI-ANNUAL FINANCIAL STATEMENTS


                                FEBRUARY 28, 2005

                                TABLE OF CONTENTS


                                                                      PAGE NO.

FINANCIAL STATEMENTS:



     Statement of Assets and Liabilities                                 1

     Schedule of Investments                                             2

     Statement of Operations                                             6

     Statements of Changes in Net Assets                                 7

     Financial Highlights                                                8

     Notes to Financial Statements                                      10

NRM INVESTMENT COMPANY
------------------------------------------------------------------------------------------------------------------------------------


Attachment to Item I - NRM Investment Company - NCSR Semi-annual

STATEMENT OF ASSETS AND LIABILITIES




                                                                                                       UNAUDITED
                                                                                                     FEBRUARY 28,
                                                                                                         2005
                                                                                                  -----------------
ASSETS

     Investments at fair value (cost $15,479,053)                                                 $      16,015,906
     Interest and dividends receivable                                                                      104,623
     Prepaid expenses                                                                                         3,251
                                                                                                  -----------------

         TOTAL ASSETS                                                                                    16,123,780
                                                                                                  -----------------

LIABILITIES

      Dividends payable                                                                                     202,135
     Accrued expenses and other liabilities                                                                 128,142
                                                                                                  -----------------


         TOTAL LIABILITIES                                                                                  330,277
                                                                                                  -----------------

         NET ASSETS, APPLICABLE TO 3,963,435 OUTSTANDING SHARES,
            EQUIVALENT TO $3.98 A SHARE                                                           $      15,793,503
                                                                                                  =================

NRM INVESTMENT COMPANY
-------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS



                                            FEBRUARY 28, 2005 - UNAUDITED
-------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                        AMOUNT              FAIR
                          MUNICIPAL BONDS - 48.3%                                      OR SHARES            VALUE
----------------------------------------------------------------------------           ---------         ----------
GENERAL OBLIGATION BONDS - 13.6%

     Bucks County, Pennsylvania, 5.00, due 6/15/11, callable 6/15/09 at 100             100,000          $  107,211
     Pittsburgh, Pennsylvania, 5.00%, due 9/1/12, callable 3/1/12 at 100
         (AMBAC)                                                                        250,000             269,548
     Shelby County, Tennessee, 5.625%, due 4/1/14, callable 4/1/05 at 101               150,000             151,882
     Berks County Pennsylvania, 5.00%, due 11/15/14, callable 11/15/08 at
         100 (AMBAC)                                                                    100,000             106,193
     Philadelphia, Pennsylvania School District, 5.625%, due 8/1/15,
         callable 8/1/12 at 100 (FGIC)                                                  300,000             336,093
     Philadelphia Pennsylvania School District, 5.25%, due 4/1/16, callable
         4/1/09 at 100 (MBIA)                                                           100,000             107,657
     Montgomery County Texas Municipal Utility District 67, 6.00%, due
         9/1/16, callable 9/1/05 at 100 (AMBAC)                                         250,000             254,857
     Licking County, Ohio Joint Vocational School District, 5.50%, due
         12/1/16, callable 12/1/12 at 100 (MBIA)                                        170,000             189,528
     Pittsburgh, Pennsylvania, 5.50%, due 9/1/17,  at 100 (FSA)                         250,000             289,262
     Fairfax County, Virginia, 5.50%, due 12/1/17, callable 12/1/07
         at 102                                                                         135,000             147,550
     Bucks County, Pennsylvania School District, 5.250%, due 12/1/17,
         callable 4/1/07 at 100                                                         200,000             212,250
                                                                                                         ----------

         TOTAL GENERAL OBLIGATION BONDS                                                                   2,172,031
                                                                                                         ----------

HOUSING FINANCE AGENCY BONDS - 6.4%

     Fort Worth, Texas Housing Finance Corporation, Home Mortgage Revenue
         Refunding Series 1991, 8.50%, due 10/1/11, callable 10/1/01 at 103              10,000              10,003
     Odessa, Texas Housing Finance Corporation, Home Mortgage Revenue
         Refunding, 8.45%, due 11/1/11, callable 11/1/05 at 103                          47,058              48,052
     California Housing Finance Agency, Home Mortgage, 10.25%, due 2/1/14,
         callable 2/1/99 at 100                                                          55,000              57,254
     Nevada Housing Division, Single-Family Mortgage, 7.35%, due 10/1/15                  5,000               5,001



See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
                                                          2




NRM INVESTMENT COMPANY
-------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)



                                            FEBRUARY 28, 2005 - UNAUDITED
-------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                         AMOUNT            FAIR
                    MUNICIPAL BONDS - 48.3% (CONTINUED)                                OR SHARES           VALUE
--------------------------------------------------------------------------             ---------         ----------
HOUSING FINANCE AGENCY BONDS - 24.6% (CONTINUED)

     Alabama Housing Finance Authority, Single-Family Mortgage, 6.00%, due
         10/1/16, callable 4/1/06 at 102                                                155,000          $  159,737
     Minnesota State Housing Finance Agency, Single-Family Mortgage, 5.95%,
         due 1/1/17, callable 1/1/07 at 101.50                                          105,000             108,246
     Hawaii State Housing Finance and Development Corporation, Single-Family
         Mortgage, 5.45%, due 7/1/17 callable 7/1/07 at 102,
         callable 7/1/09 at 100                                                          50,000              51,740
     Utah State Housing Finance Agency, Single-Family Mortgage, 6.30%, due
         1/1/18                                                                          15,000              15,077
     Florida Housing Finance Corp., 5.25%, due 12/1/18, callable 12/1/08 at
         102, 12/1/10 at 100                                                            100,000             104,473
     New Jersey State Housing and Mortgage Finance Agency, Multi-Family
         Housing, 6.05%, due 11/1/20, callable 5/1/05 at 102 (AMBAC)                    450,000             459,887
                                                                                                         ----------

         TOTAL HOUSING FINANCE AGENCY BONDS                                                               1,019,470
                                                                                                         ----------

HOSPITAL REVENUE BONDS - 2.1%

     Massachusetts State Health and Educational Facilities Authority,
         Newton Wellesley Hospital, 5.875%, due 7/1/15, callable 7/1/05 at
         102, callable 7/1/07 at 100 (MBIA)                                             200,000             206,126
     Kalamazoo Michigan Hospital Finance Authority, Bronson Methodist,
         5.75%, due 5/15/16 callable 5/15/06 at 102 (MBIA)                              125,000             132,487
                                                                                                         ----------

         TOTAL HOSPITAL REVENUE BONDS                                                                       338,613
                                                                                                         ----------

OTHER REVENUE BONDS - 26.2%

     Grand Rapids, Michigan Downtown Development Authority, 6.60%, due
         6/1/08, callable 6/1/06 at 100                                                 365,000             373,165
     Allegheny County Pennsylvania Industrial Development Authority, 5.00%,
         due 11/1/11 (MBIA)                                                             100,000             109,773
     Pennsylvania State Higher Educational Facilities Authority, 5.25%, due
         1/1/12, callable 7/1/08 at 100 (MBIA)                                          175,000             186,916
     Central and Western Chester County IDA, Heatherwood Project, 5.75%, due
         2/1/12, callable 2/1/02 at 100                                                 165,000             165,373














See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------
                                                          3

NRM INVESTMENT COMPANY
-----------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)



                                            FEBRUARY 28, 2005 - UNAUDITED
-----------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                        AMOUNT              FAIR
                    MUNICIPAL BONDS - 48.3% (CONTINUED)                                OR SHARES           VALUE
-------------------------------------------------------------------------              ---------         --------
OTHER REVENUE BONDS - 26.2%

     Pennsylvania State Higher Educational Facilities Authority, 5.375%,
         due 7/1/12, callable 7/1/09 at 100 (AMBAC)                                     100,000          $108,427
     Jackson Mississippi Redevelopment Authority, Jackson Street Area
         Project, 5.70%, due 4/1/13, callable 10/1/05 at 100 (MBIA)                     100,000           101,729
     Harrisburg Pennsylvania Recovery Facilities, 5.00%, due 9/1/13,
         callable 9/1/08 at 101 (FSA)                                                   100,000           108,287
     Rock Hill South Carolina Utility System, 5.125%, due 1/1/14, callable
         1/1/10 at 101 (FSA)                                                            125,000           135,310
     Philadelphia Pennsylvania Wastewater, 5.25%, due 11/1/14, callable
         11/1/12 at 100 (FGIC)                                                          250,000           277,392
     Pennsylvania State Turnpike Commission, 5.25%, due 12/1/14, callable
         12/1/08 at 101 (AMBAC)                                                         230,000           249,540
     Pennsylvania State Turnpike Commission, 5.25%, due 12/1/15, callable
         12/1/08 at 101 (AMBAC)                                                         200,000           215,898
     Rochester Minnesota Independent School District No. 535, 5.75%, due
         2/1/16, callable 2/1/10 at 100                                                 100,000           110,537
     Allegheny County PA Higher Educational Building Authority, 5.00%, due
         6/15/16, callable 6/15/12 at 100 (AMBAC)                                       150,000           172,307
     Ohio State Mental Health Capital Facilities, 5.50%, due 6/1/16,
         callable 6/1/11 at 100 (MBIA)                                                  250,000           275,142
     Pennsylvania State Higher Educational Facilities Authority, 5.00%, due
         6/15/16, callable 6/15/12 at 100 (AMBAC)                                       100,000           107,435
     Philadelphia Pennsylvania Industrial Development Lease Revenue, 5.40%,
         due 2/15/17, callable 2/15/07 at 102 (MBIA)                                    100,000           106,734
     Delaware River Port Authority PA & NJ, 5.75% due 1/1/18, callable
         1/1/10 at 100 (FSA)                                                            100,000           110,752
     Las Vegas Nevada Convention and Visitors Authority, 5.75%,
         due 7/1/18, callable 7/1/09 at 101 (AMBAC)                                     100,000           110,754
     Pennsylvania State Turnpike, Registration Fee Revenue, 5.375%, due
         7/15/18, callable 7/15/11 at 101 (AMBAC)                                       100,000           109,555
     Red River Texas Education Finance Corporation, St. Marks School,
         6.00%, due 8/15/17, callable 2/15/10 at 100                                    300,000           332,571
     Red River Texas Education Finance Corporation, St. Marks School,
         6.00%, due 8/15/18, callable 2/15/10 at 100                                    150,000           166,357
     Michigan Municipal Bond Authority, LOC Government Loans, 6.125%, due
         12/1/18, callable 12/1/04 at 102, callable 12/1/06 at 100 (FGIC)               100,000           102,606
     Placer County California Water Agency, Certificates of Participation,
         5.50%, due 7/1/19, callable 7/1/09 at 101 (AMBAC)                              320,000           350,810







See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------
                                                          4

NRM INVESTMENT COMPANY
-------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)




                                            FEBRUARY 28, 2005 - UNAUDITED
-------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL
                                                                                       AMOUNT               FAIR
                    MUNICIPAL BONDS - 48.3% (CONTINUED)                               OR SHARES            VALUE
------------------------------------------------------------------------              ---------         ----------
OTHER REVENUE BONDS - 26.2% (CONTINUED)

     Brevard County Florida School Board Certificates, 5.50%, due 7/1/21,
         callable 7/1/06 at 102 (AMBAC)                                                 100,000         $   106,016
                                                                                                        -----------

         TOTAL OTHER REVENUE BONDS                                                                        4,193,386
                                                                                                        -----------

         TOTAL MUNICIPAL BONDS (COST $7,532,740)                                                          7,723,503
                                                                                                        -----------

OTHER REGULATED INVESTMENT COMPANIES - 18.7%

     Colomos Convertible Growth and Income Fund, Class A                                 32,832             977,407
     Colomos Global Income Fund, Class A                                                119,838           1,017,426
     North Track S&P 100 Index Fund                                                      30,628             996,937
                                                                                                        -----------

         TOTAL OTHER REGULATED INVESTMENT COMPANIES (COST $2,895,302)                                     2,991,770
                                                                                                        -----------

OTHER SECURITIES -24.3%

     UBS AG  Enhanced Appreciation Securities, due 3/31/05                            1,500,000           1,695,000
     UBS AG  Enhanced Appreciation Securities, due 5/31/05                              750,000             780,000
     UBS AG  Enhanced Appreciation Securities, due 2/28/06                              400,000             429,000
     UBS AG  Enhanced Appreciation Securities, due 3/31/06                              250,000             262,500
     UBS AG  Enhanced Appreciation Securities, due 6/30/06                              750,000             733,125
                                                                                                        -----------

         TOTAL OTHER SECURITIES (COST $3,650,000)                                                         3,899,625
                                                                                                        -----------

SHORT-TERM INVESTMENTS - AT COST APPROXIMATING FAIR
     VALUE - 8.7%, SEI TAX EXEMPT TRUST - PENNSYLVANIA TAX                            1,401,011           1,401,011
     FREE FUND
                                                                                                        -----------

         TOTAL INVESTMENTS - 100% (COST $15,479,053)                                                    $16,015,906
                                                                                                        ===========


See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
                                                          5

NRM INVESTMENT COMPANY
-------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS



                                                                                                      UNAUDITED
                                                                                                   SIX-MONTH PERIOD
                                                                                                  ENDED FEBRUARY 28,
                                                                                                         2005
                                                                                                  ------------------
INVESTMENT INCOME                                                                                 $          250,808
                                                                                                  ------------------

EXPENSES

     Investment advisory fees                                                                                  5,000
     Custodian fees                                                                                            4,375
     Transfer and dividend disbursing agent fees                                                               1,850
     Legal and professional fees                                                                              42,010
     Directors' fees                                                                                           4,000
     Insurance                                                                                                   750
     Capital stock tax                                                                                         1,800
     Provision for environmental claim                                                                         3,000
     Miscellaneous                                                                                             4,800
                                                                                                  ------------------

         TOTAL EXPENSES                                                                                       68,585
                                                                                                  ------------------

         NET INVESTMENT INCOME                                                                               182,223
                                                                                                  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     Net realized gain from investment transactions                                                          147,802
     Net unrealized appreciation of investments                                                              220,176
                                                                                                  ------------------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                     367,978
                                                                                                  ------------------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $          550,201
                                                                                                  ==================







See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
                                                          6

NRM INVESTMENT COMPANY
-------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                               UNAUDITED
                                                                                          PERIOD/ YEAR ENDED
                                                                                   --------------------------------
                                                                                   FEBRUARY 28,          AUGUST 31,
                                                                                      2005                 2004
                                                                                   -----------          -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

     Net investment income                                                         $   182,223          $   471,938
     Net realized gain (loss) from investment transactions                             147,802              565,490
     Net unrealized appreciation (depreciation) of investments                         220,176             (190,718)
                                                                                   -----------          -----------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          550,201              846,710

DISTRIBUTIONS TO SHAREHOLDERS                                                         (335,703)            (465,704)

CAPITAL SHARE TRANSACTIONS                                                                 (14)                  15
                                                                                   -----------          -----------

         TOTAL INCREASE IN NET ASSETS                                                  214,484              381,021

NET ASSETS - BEGINNING OF YEAR                                                      15,579,019           15,197,998
                                                                                   -----------          -----------

NET ASSETS - END OF YEAR                                                           $15,793,503          $15,579,019
                                                                                   ===========          ===========



















See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
                                                          7

NRM INVESTMENT COMPANY
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


UNAUDITED                                           FEBRUARY 28,                                AUGUST 31,
                                                    ------------    ---------------------------------------------------------------
                                                       2005          2004           2003          2002            2001       2000
                                                      -------       -------        -------       -------         -------    -------
PER SHARE DATA (FOR A SHARE
   OUTSTANDING THROUGHOUT THE
   INDICATED YEAR)

     Net asset value, beginning of year               $ 3.931       $ 3.834        $ 3.842       $ 3.837         $ 3.794    $ 3.921

     Net investment income                               .046          .119           .146          .163            .199       .184

     Net realized and unrealized gain (loss) on
         investments                                     .093          .096           .006          .006            .054      (.135)
                                                      -----------------------------------------------------------------------------

         TOTAL FROM INVESTMENT OPERATIONS                .139          .215           .152          .169            .253       .049
                                                      -----------------------------------------------------------------------------

     Less distributions:
         Dividends from capital gains                   (.037)        (.009)             -             -               -          -
         Dividends from net tax-exempt income           (.044)        (.103)         (.146)        (.163)          (.199)     (.174)
         Dividends from net taxable income              (.004)        (.006)             -             -               -      (.002)
         Distribution in excess of net investment
         income                                                                      (.014)        (.001)          (.011)         -
                                                      -----------------------------------------------------------------------------

         TOTAL DISTRIBUTIONS                            (.085)        (.118)         (.160)        (.164)          (.210)     (.176)
                                                      -----------------------------------------------------------------------------

         NET ASSET VALUE, END OF PERIOD/YEAR          $ 3.985       $ 3.931        $ 3.834       $ 3.842         $ 3.837    $ 3.794
                                                      =============================================================================


TOTAL RETURN                                             3.13%         5.59%          3.96%         4.40%           6.70%      1.17%


RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in thousands)            15,794       $15,579        $15,198       $15,285         $15,322    $16,268

     Ratio of expenses to average net assets              .44%         .67%           1.07%         1.43%            .95%       .77%


     Ratio of net investment income to average net
         assets                                          1.16%      3.04%             3.78%         4.24%           4.93%      4.83%

     Portfolio turnover rate                            12.92%     44.18%            37.90%        16.82%          14.21%     77.12%



See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------------------
                                                          8

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS



NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

              NATURE OF BUSINESS

                  NRM Investment Company (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

              VALUATION OF INVESTMENTS

                  Investments in securities (other than debt securities maturing in 60 days or less) traded in the over-the-counter market, and listed securities for which no sale was reported on the last business day of the year, are valued based on prices furnished by a pricing service. This service determines the valuations using a matrix pricing system based on common bond features such as coupon rate, quality and expected maturity dates. Securities for which market quotations are not readily available are valued by the Investment Advisor under the supervision and responsibility of the Fund's Board of Directors. Investments in securities that are traded on a national securities exchange are valued at the closing prices. Short-term investments are valued at amortized cost, which approximates fair value.

              INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

                  Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on the basis of identified cost for both financial and federal income tax purposes. Interest income is recorded on the accrual basis for both financial and income tax reporting. In computing investment income, the Fund amortizes premiums over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Discounts are accreted over the life of the security.

              TRANSACTIONS WITH SHAREHOLDERS

                  Fund shares are sold and redeemed at the net asset value. Transactions of these shares are recorded on the trade date. Dividends and distributions are recorded by the Fund on the ex-dividend date.

              FEDERAL INCOME TAXES

                  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for federal income taxes.

              ESTIMATES

                  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.






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                                        9

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTE 2 - INVESTMENT ADVISOR AND MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

              The Fund has an investment advisory agreement which provides that the Fund will pay to the investment advisor, as compensation for services provided and expenses assumed, a fee at the annual flat rate of $10,000. The chief executive officer of the investment advisor is on the Board of Directors of the Fund.


NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

              Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $2,000,000 and $3,254,755, respectively, during the period ended February 28, 2005.

              At February 28, 2005, the cost of investment securities owned is the same for financial reporting and federal income tax purposes. Net unrealized appreciation of investment securities is $536,853 (aggregate gross unrealized appreciation of $575,069,less aggregate unrealized depreciation of $38,216).



NOTE 4 - DIVIDENDS PAYABLE

              On December 16, 2004 the Board of Directors declared a quarterly dividend of $.051 per share to shareholders of record as of February 22, 2005, payable March 1, 2005

NOTE 5 - ENVIRONMENTAL LIABILITY

              The Fund has been identified as a potentially responsible party ("PRP") by the Environmental Protection Agency ("EPA") in remedial activities related to an environmental matter.

              The claim is divided into two parts: the first relates to groundwater contamination (OU-1), and the second relates to drummed waste and soil cleanup (OU-2). In addition, there are past costs incurred by the EPA.

              The Fund has joined a group (OU-1 Group) of defendants to share the costs of the OU-1 matter and has declined to join a group (OU-2 Group) to share the costs of the OU-2 matter as the Fund believes its linkage to this portion of the claim to be weak.

              The Fund has accrued $115,000 at February 28, 2005 as its estimate of the remaining commitment to the OU-1 Group. The Fund's share of the costs is subject to reallocation after all available evidence is analyzed.

              The OU-2 Group has begun a cost recovery suit against the Fund and others for the OU-1 and OU-2 work as well as past EPA costs. The total amount asserted for both the OU-1 and OU-2 matters is $3,000,000 and for the past EPA costs is $7,000,000. Of the amounts the Fund has already paid or will pay because of its OU-1 contract commitment, it will seek contribution or reimbursement from the other defendants. The Fund believes there is little evidence to link it to the OU-2 matter but the OU-2 Group will assert otherwise. Ultimately there will be an allocation of responsibility under court supervision which will ultimately resolve contracted and contributed claim costs. However, the outcome to the Fund is clearly uncertain and cannot be measured.





--------------------------------------------------------------------------------
                                       10

         Therefore, no amount has been accrued in the financial statements relating to the OU-2 matter at February 28, 2005.

NOTE 6 - TRANSACTIONS IN CAPITAL STOCK AND COMPONENTS OF NET ASSETS

              Transactions in fund shares were as follows:

                                                                      PERIOD/YEAR ENDED
                                          --------------------------------------------------------------------------
                                                  FEBRUARY 28, 2005                       AUGUST 31, 2004
                                          ----------------------------------    ------------------------------------
                                              SHARES             AMOUNT             SHARES              AMOUNT
                                          ----------------------------------    ------------------------------------
Shares issued in reinvestment of
     dividends                                          7               $25                  13                 $52
Shares redeemed                                        10               (39)                  9                 (37)
                                          ----------------   ----------------   ----------------    ----------------

         NET DECREASE                                  (3)             ($14)                  4                 $15
                                          ================   ================   ================    ================

              The components of net assets at February 28, 2005 and August 31, 2004 are as follows:

                                                                                FEBRUARY 28,            AUGUST 31,
                                                                                --------------         -----------
                                                                                    2005                  2004
                                                                                --------------          ----------
                   Capital shares, par value $.01 per share, 3,963,438
                      shares and 3,963,441 shares issued and
                      outstanding at February 28, 2005 and August
                      31, 2004 (10,000,000 full and fractional shares
                      authorized); and capital paid-in                             $15,383,491          $15,383,505
                   Unrealized appreciation of investments                              536,853              316,676
                   Overdistributed net investment income                              (126,841)            (121,162)
                                                                                --------------          -----------

                          NET ASSETS                                                15,793,503          $15,579,019
                                                                                ==============          ===========








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